Annual Fund Operating Expenses - DELAWARE GROUP EQUITY FUNDS IV - A, C, R, and Institutional	Mar. 31, 2026
Nomura Asset Strategy Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%	[1]
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	1.12%	[3]
Nomura Asset Strategy Fund | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.18%	[1]
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	1.87%	[3]
Nomura Asset Strategy Fund | Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%	[1]
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	0.87%	[3]
Nomura Asset Strategy Fund | R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%	[1],[4]
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	0.77%	[3]
Nomura Asset Strategy Fund | R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.18%	[1]
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	1.37%	[3]
Nomura Asset Strategy Fund | Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%	[1]
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	1.12%	[3]
Nomura Balanced Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 30, 2027
Nomura Balanced Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%	[5]
Acquired Fund Fees and Expenses	0.01%	[6]
Expenses (as a percentage of Assets)	1.10%	[7]
Fee Waiver or Reimbursement	(0.12%)	[8]
Net Expenses (as a percentage of Assets)	0.98%
Nomura Balanced Fund | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.16%	[5]
Acquired Fund Fees and Expenses	0.01%	[6]
Expenses (as a percentage of Assets)	1.85%	[7]
Fee Waiver or Reimbursement	(0.12%)	[8]
Net Expenses (as a percentage of Assets)	1.73%
Nomura Balanced Fund | Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%	[5]
Acquired Fund Fees and Expenses	0.01%	[6]
Expenses (as a percentage of Assets)	0.85%	[7]
Fee Waiver or Reimbursement	(0.12%)	[8]
Net Expenses (as a percentage of Assets)	0.73%
Nomura Balanced Fund | R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%	[5],[9]
Acquired Fund Fees and Expenses	0.01%	[6]
Expenses (as a percentage of Assets)	0.77%	[7]
Fee Waiver or Reimbursement	(0.13%)	[8]
Net Expenses (as a percentage of Assets)	0.64%
Nomura Balanced Fund | R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.16%	[5]
Acquired Fund Fees and Expenses	0.01%	[6]
Expenses (as a percentage of Assets)	1.35%	[7]
Fee Waiver or Reimbursement	(0.12%)	[8]
Net Expenses (as a percentage of Assets)	1.23%
Nomura Balanced Fund | Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%	[5]
Acquired Fund Fees and Expenses	0.01%	[6]
Expenses (as a percentage of Assets)	1.10%	[7]
Fee Waiver or Reimbursement	(0.12%)	[8]
Net Expenses (as a percentage of Assets)	0.98%
Nomura Core Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 30, 2027
Nomura Core Equity Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	(0.02%)	[10]
Net Expenses (as a percentage of Assets)	0.99%
Nomura Core Equity Fund | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.76%
Fee Waiver or Reimbursement	(0.02%)	[10]
Net Expenses (as a percentage of Assets)	1.74%
Nomura Core Equity Fund | Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	(0.02%)	[10]
Net Expenses (as a percentage of Assets)	0.74%
Nomura Core Equity Fund | R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%	[11]
Expenses (as a percentage of Assets)	0.69%
Fee Waiver or Reimbursement	(0.02%)	[10]
Net Expenses (as a percentage of Assets)	0.67%
Nomura Core Equity Fund | R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.26%
Fee Waiver or Reimbursement	(0.02%)	[10]
Net Expenses (as a percentage of Assets)	1.24%
Nomura Core Equity Fund | Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	(0.02%)	[10]
Net Expenses (as a percentage of Assets)	0.99%
Nomura Global Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 30, 2027
Nomura Global Growth Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.29%
Fee Waiver or Reimbursement	(0.19%)	[12]
Net Expenses (as a percentage of Assets)	1.10%
Nomura Global Growth Fund | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	2.05%
Fee Waiver or Reimbursement	(0.20%)	[12]
Net Expenses (as a percentage of Assets)	1.85%
Nomura Global Growth Fund | Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	(0.20%)	[12]
Net Expenses (as a percentage of Assets)	0.85%
Nomura Global Growth Fund | R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%	[13]
Expenses (as a percentage of Assets)	0.96%
Fee Waiver or Reimbursement	(0.21%)	[12]
Net Expenses (as a percentage of Assets)	0.75%
Nomura Global Growth Fund | R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.55%
Fee Waiver or Reimbursement	(0.20%)	[12]
Net Expenses (as a percentage of Assets)	1.35%
Nomura Global Growth Fund | Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.30%
Fee Waiver or Reimbursement	(0.20%)	[12]
Net Expenses (as a percentage of Assets)	1.10%
Nomura International Core Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 30, 2027
Nomura International Core Equity Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.84%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.30%
Fee Waiver or Reimbursement	(0.29%)	[14]
Net Expenses (as a percentage of Assets)	1.01%
Nomura International Core Equity Fund | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.84%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	2.05%
Fee Waiver or Reimbursement	(0.29%)	[14]
Net Expenses (as a percentage of Assets)	1.76%
Nomura International Core Equity Fund | Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.84%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	(0.29%)	[14]
Net Expenses (as a percentage of Assets)	0.76%
Nomura International Core Equity Fund | R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.84%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%	[15]
Expenses (as a percentage of Assets)	0.94%
Fee Waiver or Reimbursement	(0.28%)	[14]
Net Expenses (as a percentage of Assets)	0.66%
Nomura International Core Equity Fund | R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.84%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.55%
Fee Waiver or Reimbursement	(0.29%)	[14]
Net Expenses (as a percentage of Assets)	1.26%
Nomura International Core Equity Fund | Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.84%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.30%
Fee Waiver or Reimbursement	(0.29%)	[14]
Net Expenses (as a percentage of Assets)	1.01%
Nomura Large Cap Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 30, 2027
Nomura Large Cap Growth Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.98%
Fee Waiver or Reimbursement	(0.09%)	[16]
Net Expenses (as a percentage of Assets)	0.89%
Nomura Large Cap Growth Fund | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	1.73%
Fee Waiver or Reimbursement	(0.09%)	[16]
Net Expenses (as a percentage of Assets)	1.64%
Nomura Large Cap Growth Fund | Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.73%
Fee Waiver or Reimbursement	(0.09%)	[16]
Net Expenses (as a percentage of Assets)	0.64%
Nomura Large Cap Growth Fund | R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%	[17]
Expenses (as a percentage of Assets)	0.65%
Fee Waiver or Reimbursement	(0.10%)	[16]
Net Expenses (as a percentage of Assets)	0.55%
Nomura Large Cap Growth Fund | R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	1.23%
Fee Waiver or Reimbursement	(0.09%)	[16]
Net Expenses (as a percentage of Assets)	1.14%
Nomura Large Cap Growth Fund | Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.98%
Fee Waiver or Reimbursement	(0.09%)	[16]
Net Expenses (as a percentage of Assets)	0.89%
Nomura Mid Cap Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 30, 2027
Nomura Mid Cap Growth Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.81%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.24%
Fee Waiver or Reimbursement	(0.20%)	[18]
Net Expenses (as a percentage of Assets)	1.04%
Nomura Mid Cap Growth Fund | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.81%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.99%
Fee Waiver or Reimbursement	(0.20%)	[18]
Net Expenses (as a percentage of Assets)	1.79%
Nomura Mid Cap Growth Fund | Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.81%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.99%
Fee Waiver or Reimbursement	(0.20%)	[18]
Net Expenses (as a percentage of Assets)	0.79%
Nomura Mid Cap Growth Fund | R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.81%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%	[19]
Expenses (as a percentage of Assets)	0.88%
Fee Waiver or Reimbursement	(0.20%)	[18]
Net Expenses (as a percentage of Assets)	0.68%
Nomura Mid Cap Growth Fund | R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.81%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.49%
Fee Waiver or Reimbursement	(0.20%)	[18]
Net Expenses (as a percentage of Assets)	1.29%
Nomura Mid Cap Growth Fund | Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.81%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.24%
Fee Waiver or Reimbursement	(0.20%)	[18]
Net Expenses (as a percentage of Assets)	1.04%
Nomura Mid Cap Income Opportunities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 30, 2027
Nomura Mid Cap Income Opportunities Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	1.29%
Fee Waiver or Reimbursement	(0.22%)	[20]
Net Expenses (as a percentage of Assets)	1.07%
Nomura Mid Cap Income Opportunities Fund | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	2.04%
Fee Waiver or Reimbursement	(0.22%)	[20]
Net Expenses (as a percentage of Assets)	1.82%
Nomura Mid Cap Income Opportunities Fund | Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	1.04%
Fee Waiver or Reimbursement	(0.22%)	[20]
Net Expenses (as a percentage of Assets)	0.82%
Nomura Mid Cap Income Opportunities Fund | R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%	[21]
Expenses (as a percentage of Assets)	0.94%
Fee Waiver or Reimbursement	(0.21%)	[20]
Net Expenses (as a percentage of Assets)	0.73%
Nomura Mid Cap Income Opportunities Fund | R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	1.54%
Fee Waiver or Reimbursement	(0.22%)	[20]
Net Expenses (as a percentage of Assets)	1.32%
Nomura Mid Cap Income Opportunities Fund | Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	1.29%
Fee Waiver or Reimbursement	(0.22%)	[20]
Net Expenses (as a percentage of Assets)	1.07%
Nomura Smid Cap Core Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 30, 2027
Nomura Smid Cap Core Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	1.37%
Fee Waiver or Reimbursement	(0.25%)	[22]
Net Expenses (as a percentage of Assets)	1.12%
Nomura Smid Cap Core Fund | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	2.12%
Fee Waiver or Reimbursement	(0.25%)	[22]
Net Expenses (as a percentage of Assets)	1.87%
Nomura Smid Cap Core Fund | Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	1.12%
Fee Waiver or Reimbursement	(0.25%)	[22]
Net Expenses (as a percentage of Assets)	0.87%
Nomura Smid Cap Core Fund | R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[23]
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	(0.23%)	[22]
Net Expenses (as a percentage of Assets)	0.77%
Nomura Smid Cap Core Fund | R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	1.62%
Fee Waiver or Reimbursement	(0.25%)	[22]
Net Expenses (as a percentage of Assets)	1.37%
Nomura Smid Cap Core Fund | Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	1.37%
Fee Waiver or Reimbursement	(0.25%)	[22]
Net Expenses (as a percentage of Assets)	1.12%
Nomura Small Cap Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 30, 2027
Nomura Small Cap Growth Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.30%
Fee Waiver or Reimbursement	(0.20%)	[24]
Net Expenses (as a percentage of Assets)	1.10%
Nomura Small Cap Growth Fund | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	2.05%
Fee Waiver or Reimbursement	(0.20%)	[24]
Net Expenses (as a percentage of Assets)	1.85%
Nomura Small Cap Growth Fund | Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	(0.20%)	[24]
Net Expenses (as a percentage of Assets)	0.85%
Nomura Small Cap Growth Fund | R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%	[25]
Expenses (as a percentage of Assets)	0.93%
Fee Waiver or Reimbursement	(0.17%)	[24]
Net Expenses (as a percentage of Assets)	0.76%
Nomura Small Cap Growth Fund | R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.55%
Fee Waiver or Reimbursement	(0.20%)	[24]
Net Expenses (as a percentage of Assets)	1.35%
Nomura Small Cap Growth Fund | Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.30%
Fee Waiver or Reimbursement	(0.20%)	[24]
Net Expenses (as a percentage of Assets)	1.10%
Nomura Systematic Emerging Markets Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 30, 2027
Nomura Systematic Emerging Markets Equity Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.96%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	1.50%
Fee Waiver or Reimbursement	(0.47%)	[26]
Net Expenses (as a percentage of Assets)	1.03%
Nomura Systematic Emerging Markets Equity Fund | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.96%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	2.25%
Fee Waiver or Reimbursement	(0.47%)	[26]
Net Expenses (as a percentage of Assets)	1.78%
Nomura Systematic Emerging Markets Equity Fund | Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.96%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	1.25%
Fee Waiver or Reimbursement	(0.47%)	[26]
Net Expenses (as a percentage of Assets)	0.78%
Nomura Systematic Emerging Markets Equity Fund | R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.96%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%	[27]
Expenses (as a percentage of Assets)	1.09%
Fee Waiver or Reimbursement	(0.45%)	[26]
Net Expenses (as a percentage of Assets)	0.64%
Nomura Systematic Emerging Markets Equity Fund | R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.96%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	1.75%
Fee Waiver or Reimbursement	(0.47%)	[26]
Net Expenses (as a percentage of Assets)	1.28%
Nomura Systematic Emerging Markets Equity Fund | Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.96%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	1.50%
Fee Waiver or Reimbursement	(0.47%)	[26]
Net Expenses (as a percentage of Assets)	1.03%
Nomura Climate Solutions Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 30, 2027
Nomura Climate Solutions Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.52%
Expenses (as a percentage of Assets)	1.62%
Fee Waiver or Reimbursement	(0.38%)	[28]
Net Expenses (as a percentage of Assets)	1.24%
Nomura Climate Solutions Fund | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.52%
Expenses (as a percentage of Assets)	2.37%
Fee Waiver or Reimbursement	(0.38%)	[28]
Net Expenses (as a percentage of Assets)	1.99%
Nomura Climate Solutions Fund | Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.52%
Expenses (as a percentage of Assets)	1.37%
Fee Waiver or Reimbursement	(0.38%)	[28]
Net Expenses (as a percentage of Assets)	0.99%
Nomura Climate Solutions Fund | R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.35%	[29]
Expenses (as a percentage of Assets)	1.20%
Fee Waiver or Reimbursement	(0.36%)	[28]
Net Expenses (as a percentage of Assets)	0.84%
Nomura Climate Solutions Fund | R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.52%
Expenses (as a percentage of Assets)	1.87%
Fee Waiver or Reimbursement	(0.38%)	[28]
Net Expenses (as a percentage of Assets)	1.49%
Nomura Climate Solutions Fund | Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.52%
Expenses (as a percentage of Assets)	1.62%
Fee Waiver or Reimbursement	(0.38%)	[28]
Net Expenses (as a percentage of Assets)	1.24%
Nomura Natural Resources Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 30, 2027
Nomura Natural Resources Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	1.50%
Fee Waiver or Reimbursement	(0.30%)	[30]
Net Expenses (as a percentage of Assets)	1.20%
Nomura Natural Resources Fund | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	2.25%
Fee Waiver or Reimbursement	(0.30%)	[30]
Net Expenses (as a percentage of Assets)	1.95%
Nomura Natural Resources Fund | Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	1.25%
Fee Waiver or Reimbursement	(0.30%)	[30]
Net Expenses (as a percentage of Assets)	0.95%
Nomura Natural Resources Fund | R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%	[31]
Expenses (as a percentage of Assets)	1.08%
Fee Waiver or Reimbursement	(0.26%)	[30]
Net Expenses (as a percentage of Assets)	0.82%
Nomura Natural Resources Fund | R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	1.75%
Fee Waiver or Reimbursement	(0.30%)	[30]
Net Expenses (as a percentage of Assets)	1.45%
Nomura Natural Resources Fund | Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	1.50%
Fee Waiver or Reimbursement	(0.30%)	[30]
Net Expenses (as a percentage of Assets)	1.20%
Nomura Real Estate Securities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 30, 2027
Nomura Real Estate Securities Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.57%
Expenses (as a percentage of Assets)	1.72%
Fee Waiver or Reimbursement	(0.64%)	[32]
Net Expenses (as a percentage of Assets)	1.08%
Nomura Real Estate Securities Fund | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.57%
Expenses (as a percentage of Assets)	2.47%
Fee Waiver or Reimbursement	(0.64%)	[32]
Net Expenses (as a percentage of Assets)	1.83%
Nomura Real Estate Securities Fund | Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.57%
Expenses (as a percentage of Assets)	1.47%
Fee Waiver or Reimbursement	(0.64%)	[32]
Net Expenses (as a percentage of Assets)	0.83%
Nomura Real Estate Securities Fund | R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.42%	[33]
Expenses (as a percentage of Assets)	1.32%
Fee Waiver or Reimbursement	(0.64%)	[32]
Net Expenses (as a percentage of Assets)	0.68%
Nomura Real Estate Securities Fund | R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.57%
Expenses (as a percentage of Assets)	1.97%
Fee Waiver or Reimbursement	(0.64%)	[32]
Net Expenses (as a percentage of Assets)	1.33%
Nomura Real Estate Securities Fund | Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.57%
Expenses (as a percentage of Assets)	1.72%
Fee Waiver or Reimbursement	(0.64%)	[32]
Net Expenses (as a percentage of Assets)	1.08%
Nomura Science and Technology Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 30, 2027
Nomura Science and Technology Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.17%
Fee Waiver or Reimbursement	(0.01%)	[34]
Net Expenses (as a percentage of Assets)	1.16%
Nomura Science and Technology Fund | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.92%
Fee Waiver or Reimbursement	(0.01%)	[34]
Net Expenses (as a percentage of Assets)	1.91%
Nomura Science and Technology Fund | Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.92%
Fee Waiver or Reimbursement	(0.01%)	[34]
Net Expenses (as a percentage of Assets)	0.91%
Nomura Science and Technology Fund | R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%	[35]
Expenses (as a percentage of Assets)	0.84%
Fee Waiver or Reimbursement	(0.00%)	[34]
Net Expenses (as a percentage of Assets)	0.84%
Nomura Science and Technology Fund | R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.42%
Fee Waiver or Reimbursement	(0.01%)	[34]
Net Expenses (as a percentage of Assets)	1.41%
Nomura Science and Technology Fund | Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.17%
Fee Waiver or Reimbursement	(0.01%)	[34]
Net Expenses (as a percentage of Assets)	1.16%
Nomura Global Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 30, 2027
Nomura Global Bond Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	1.15%
Fee Waiver or Reimbursement	(0.23%)	[36]
Net Expenses (as a percentage of Assets)	0.92%
Nomura Global Bond Fund | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	1.90%
Fee Waiver or Reimbursement	(0.23%)	[36]
Net Expenses (as a percentage of Assets)	1.67%
Nomura Global Bond Fund | Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	(0.23%)	[36]
Net Expenses (as a percentage of Assets)	0.67%
Nomura Global Bond Fund | R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%	[37]
Expenses (as a percentage of Assets)	0.77%
Fee Waiver or Reimbursement	(0.21%)	[36]
Net Expenses (as a percentage of Assets)	0.56%
Nomura Global Bond Fund | R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	1.40%
Fee Waiver or Reimbursement	(0.23%)	[36]
Net Expenses (as a percentage of Assets)	1.17%
Nomura Global Bond Fund | Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	1.15%
Fee Waiver or Reimbursement	(0.23%)	[36]
Net Expenses (as a percentage of Assets)	0.92%
Nomura High Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 30, 2027
Nomura High Income Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%	[38]
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	(0.13%)	[39]
Net Expenses (as a percentage of Assets)	0.87%
Nomura High Income Fund | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.19%	[38]
Expenses (as a percentage of Assets)	1.75%
Fee Waiver or Reimbursement	(0.13%)	[39]
Net Expenses (as a percentage of Assets)	1.62%
Nomura High Income Fund | Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%	[38]
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	(0.13%)	[39]
Net Expenses (as a percentage of Assets)	0.62%
Nomura High Income Fund | R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%	[38],[40]
Expenses (as a percentage of Assets)	0.66%
Fee Waiver or Reimbursement	(0.12%)	[39]
Net Expenses (as a percentage of Assets)	0.54%
Nomura High Income Fund | R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.19%	[38]
Expenses (as a percentage of Assets)	1.25%
Fee Waiver or Reimbursement	(0.13%)	[39]
Net Expenses (as a percentage of Assets)	1.12%
Nomura High Income Fund | Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%	[38]
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	(0.13%)	[39]
Net Expenses (as a percentage of Assets)	0.87%

[1]
2	“Other expenses” includes the expenses of any wholly-owned subsidiaries of the Fund.

[2]
4	Acquired fund fees and expenses sets forth the Fund’s pro rata portion of the cumulative expenses charged by the registered investment companies in which the Fund invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Fund’s assets. These expenses are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s NAV.

[3]
5	The Total annual fund operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.

[4]
3	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”

[5]
2	“Other expenses” have been restated to reflect current fees.

[6]
4	Acquired fund fees and expenses sets forth the Fund’s pro rata portion of the cumulative expenses charged by the registered investment companies in which the Fund invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Fund’s assets. These expenses are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s NAV.

[7]
5	The Total annual fund operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.

[8]
6	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.72% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.63% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2026 through July 30, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

[9]
3	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”

[10]
3	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.74% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.67% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2026 through July 30, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

[11]
2	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”

[12]
3	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.85% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.75% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2026 through July 30, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund. Certain Class A shares in accounts that established positions prior to January 1, 1992 are not subject to an ongoing 12b-1 fee, which may result in an effective 12b-1 fee rate that is lower than 0.25% of the net assets attributable to outstanding Class A shares of the Fund.

[13]
2	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”

[14]
3	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.76% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.66% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2026 through July 30, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

[15]
2	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”

[16]
3	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.64% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.55% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2026 through July 30, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

[17]
2	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”

[18]
3	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.79% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.68% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2026 through July 30, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund. The Fund’s Class A shares also are subject to a blended 12b-1 fee of 0.10% on certain shares acquired prior to June 1, 1992 and 0.25% on all shares acquired on or after June 1, 1992.

[19]
2	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”

[20]
3	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.82% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.73% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2026 through July 30, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

[21]
2	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”

[22]
3	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.87% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.77% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2026 through July 30, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

[23]
2	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”

[24]
3	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.85% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.76% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2026 through July 30, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

[25]
2	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”

[26]
3	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.78% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.64% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2026 through July 30, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

[27]
2	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”

[28]
3	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.99% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.84% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2026 through July 30, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

[29]
2	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”

[30]
3	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.95% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.82% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2026 through July 30, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

[31]
2	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”

[32]
3	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.83% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.68% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2026 through July 30, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

[33]
2	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”

[34]
3	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.91% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.84% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2026 through July 30, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

[35]
2	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”

[36]
3	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.67% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.56% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2026 through July 30, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

[37]
2	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”

[38]
2	“Other expenses” includes the expenses of any wholly-owned subsidiaries of the Fund.

[39]
4	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.62% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.54% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2026 through July 30, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund. The Fund’s Class A shares also are subject to a blended 12b-1 fee of 0.10% on certain shares acquired prior to June 1, 1992 and 0.25% on all shares acquired on or after June 1, 1992.

[40]
3	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”